Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	$ 2,712.5
Goodwill, end of the year	3,221.8	$ 2,712.5
Gross goodwill
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	2,832.3	2,193.4
Acquisitions	553.5	503.0
Impact of foreign exchange	(44.2)	135.9
Goodwill, end of the year	3,341.6	2,832.3
Accumulated impairment losses
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	(119.8)
Goodwill, end of the year	$ (119.8)	$ (119.8)